Equity - Schedule of movements in hedging and exchange reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [line items]
Beginning balance	$ 12,070	$ 11,709	$ 11,511
Other comprehensive (loss)/income	803	(485)	(482)
Equity at end of period	13,178	12,070	11,709
Net investment hedges(1) | Interest rate risk
Disclosure of reserves within equity [line items]
Cost of hedging reserve	3	78
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	139	293	32
Other comprehensive (loss)/income	79	(154)	261
Retranslation impact of opening balances			0
Equity at end of period	218	139	293
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(4,312)	(3,699)	(3,270)
Other comprehensive (loss)/income	466	(613)	(256)
Retranslation impact of opening balances			(173)
Equity at end of period	(3,846)	(4,312)	(3,699)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(4,173)	(3,406)	(3,238)
Other comprehensive (loss)/income	545	(767)	5
Retranslation impact of opening balances			(173)
Equity at end of period	$ (3,628)	$ (4,173)	$ (3,406)